UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                       LM CAPITAL OPPORTUNISTIC BOND FUND

                 INVESTMENT COMPANY ACT FILE NUMBER: 811-22920

                      THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)

                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Address of principal executive offices)

                           Michael Beattie, President
                        The Advisors' Inner Circle Funds
                                 c/o SEI Corp.
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)

                 Registrant's Telephone Number: 1-877-446-3863

                        Date of Fiscal Year End: July 31

            Date of Reporting Period: July 1, 2014 to June 30, 2015

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ITEM 1. PROXY VOTING RECORD:

LM Capital Opportunistic Bond Fund did not cast any proxy votes during the reporting period. Accordingly, there are no proxy votes to report.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ADVISORS' INNER CIRCLE FUND III

By: /S/ MICHAEL BEATTIE
    Michael Beattie
    President
    Date: August 27, 2015